COMMITMENTS AND CONTINGENCIES (Narrative)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
Aggregate research and development participation	$ 22,368
Participation rate	60.00%
Royalty expense	609	265	130
Contingent liability	$ 19,787	$ 17,517
Minimum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty rates	3.00%
Maximum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty rates	3.50%
Royalties payable, percent of grants received	100.00%